Cover	May 06, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2024
Entity File Number	001-41714
Entity Registrant Name	ENERGIEINVESTING.COM, INC.
Entity Central Index Key	0001901056
Entity Tax Identification Number	85-0535158
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	601 S. Fremont Avenue
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33606
City Area Code	(321)
Local Phone Number	293-6003
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true